March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.1%
Howmet Aerospace, Inc.	194,105	$ 25,181,242
Banks — 3.4%
Wells Fargo & Co.	386,876	27,773,828
Broadline Retail — 7.4%
Amazon.com, Inc.(a)(b)	316,604	60,237,077
Building Products — 3.1%
Johnson Controls International PLC	317,052	25,399,036
Capital Markets — 7.9%
Intercontinental Exchange, Inc.	192,684	33,237,990
S&P Global, Inc.	62,632	31,823,319
		65,061,309
Chemicals — 3.8%
Air Products and Chemicals, Inc.	105,093	30,994,027
Communications Equipment — 3.2%
Ciena Corp.(b)	433,228	26,179,968
Entertainment — 4.0%
Spotify Technology SA(b)	37,757	20,767,483
TKO Group Holdings, Inc.	75,762	11,577,191
		32,344,674
Financial Services — 8.9%
Mr. Cooper Group, Inc.(b)	206,348	24,679,221
Visa, Inc., Class A	138,272	48,458,805
		73,138,026
Health Care Equipment & Supplies — 3.5%
Boston Scientific Corp.(b)	281,587	28,406,497
Health Care Providers & Services — 9.1%
Cardinal Health, Inc.	281,281	38,752,084
Elevance Health, Inc.	47,695	20,745,417
Humana, Inc.	56,082	14,839,297
		74,336,798
Interactive Media & Services — 9.0%
Alphabet, Inc., Class A	129,093	19,962,941
Meta Platforms, Inc., Class A(a)	93,700	54,004,932
		73,967,873
Oil, Gas & Consumable Fuels — 3.7%
Hess Corp.	161,421	25,783,777
Suncor Energy, Inc.	122,967	4,761,282
		30,545,059
Pharmaceuticals — 2.5%
Eli Lilly & Co.	24,824	20,502,390
Security	Shares	Value
Professional Services — 3.6%
SS&C Technologies Holdings, Inc.	349,324	$ 29,179,034
Semiconductors & Semiconductor Equipment — 11.2%
Advanced Micro Devices, Inc.(b)	121,809	12,514,657
Broadcom, Inc.	146,826	24,583,077
Marvell Technology, Inc.	120,075	7,393,018
Micron Technology, Inc.	163,867	14,238,403
NVIDIA Corp.(a)	305,439	33,103,479
		91,832,634
Software — 9.7%
AppLovin Corp., Class A(b)	49,382	13,084,749
Microsoft Corp.(a)(c)	175,975	66,059,255
		79,144,004
Technology Hardware, Storage & Peripherals — 1.1%
Western Digital Corp.(b)	215,252	8,702,638
Textiles, Apparel & Luxury Goods — 2.0%
LVMH Moet Hennessy Louis Vuitton SE	27,105	16,785,534
Total Long-Term Investments — 100.2% (Cost: $653,255,857)		819,711,648
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(d)(e)	8,438,390	8,438,390
Total Short-Term Securities — 1.0% (Cost: $8,438,390)		8,438,390
Total Investments Before Options Written — 101.2% (Cost: $661,694,247)		828,150,038
Options Written — (1.1)% (Premiums Received: $(13,224,286))		(8,842,803)
Total Investments, Net of Options Written — 100.1% (Cost: $648,469,961)		819,307,235
Liabilities in Excess of Other Assets — (0.1)%		(953,179)
Net Assets — 100.0%		$ 818,354,056

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 435,128	$ —	$ (435,558)(b)	$ 390	$ 40	$ —	—	$ 487 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	6,320,794	2,117,596 (b)	—	—	—	8,438,390	8,438,390	145,997	—
				$ 390	$ 40	$ 8,438,390		$ 146,484	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class A	424	04/04/25	USD	190.00	USD	6,557	$ (848)
Amazon.com, Inc.	361	04/04/25	USD	235.00	USD	6,868	(722)
Boston Scientific Corp.	368	04/04/25	USD	104.00	USD	3,712	(19,320)
Broadcom, Inc.	322	04/04/25	USD	215.00	USD	5,391	(644)
Eli Lilly & Co.	26	04/04/25	USD	925.00	USD	2,147	(1,157)
Marvell Technology, Inc.	63	04/04/25	USD	106.00	USD	388	(693)
Marvell Technology, Inc.	346	04/04/25	USD	73.00	USD	2,130	(1,038)
NVIDIA Corp.	215	04/04/25	USD	126.00	USD	2,330	(538)
Spotify Technology SA	35	04/04/25	USD	630.00	USD	1,925	(2,048)
Suncor Energy, Inc.	1,008	04/04/25	USD	40.00	USD	3,903	(12,096)
Wells Fargo & Co.	18	04/04/25	USD	81.00	USD	129	(18)
Boston Scientific Corp.	279	04/11/25	USD	103.00	USD	2,815	(35,572)
Boston Scientific Corp.	254	04/11/25	USD	101.00	USD	2,562	(66,675)
Broadcom, Inc.	21	04/11/25	USD	210.00	USD	352	(116)
Microsoft Corp.	222	04/11/25	USD	410.00	USD	8,334	(5,106)
NVIDIA Corp.	248	04/11/25	USD	138.00	USD	2,688	(2,976)
Visa, Inc., Class A	120	04/11/25	USD	355.00	USD	4,206	(46,800)
Advanced Micro Devices, Inc.	222	04/17/25	USD	115.00	USD	2,281	(12,765)
Air Products and Chemicals, Inc.	294	04/17/25	USD	330.00	USD	8,671	(9,555)
Alphabet, Inc., Class A	402	04/17/25	USD	195.00	USD	6,217	(1,608)
Amazon.com, Inc.	402	04/17/25	USD	220.00	USD	7,648	(5,628)
Boston Scientific Corp.	279	04/17/25	USD	105.00	USD	2,815	(27,202)
Broadcom, Inc.	116	04/17/25	USD	220.00	USD	1,942	(1,044)
Cardinal Health, Inc.	444	04/17/25	USD	130.00	USD	6,117	(377,400)
Ciena Corp.	793	04/17/25	USD	95.00	USD	4,792	(19,825)
Elevance Health, Inc.	110	04/17/25	USD	400.00	USD	4,785	(442,750)
Eli Lilly & Co.	37	04/17/25	USD	900.00	USD	3,056	(12,136)
Hess Corp.	443	04/17/25	USD	160.00	USD	7,076	(115,180)
Howmet Aerospace, Inc.	233	04/17/25	USD	130.00	USD	3,023	(102,520)
Humana, Inc.	188	04/17/25	USD	290.00	USD	4,974	(223,720)
Intercontinental Exchange, Inc.	444	04/17/25	USD	169.21	USD	7,659	(226,261)
Johnson Controls International PLC	929	04/17/25	USD	87.50	USD	7,442	(13,935)
Johnson Controls International PLC	765	04/17/25	USD	82.50	USD	6,128	(82,237)
Marvell Technology, Inc.	328	04/17/25	USD	100.00	USD	2,019	(492)
Meta Platforms, Inc., Class A	146	04/17/25	USD	720.00	USD	8,415	(2,409)
Microsoft Corp.	302	04/17/25	USD	430.00	USD	11,337	(3,926)
Mr. Cooper Group, Inc.	525	04/17/25	USD	115.00	USD	6,279	(391,125)
NVIDIA Corp.	83	04/17/25	USD	155.00	USD	900	(291)
NVIDIA Corp.	116	04/17/25	USD	125.00	USD	1,257	(5,452)
Spotify Technology SA	97	04/17/25	USD	570.00	USD	5,335	(165,142)
SS&C Technologies Holdings, Inc.	943	04/17/25	USD	90.00	USD	7,877	(16,503)
TKO Group Holdings, Inc.	212	04/17/25	USD	190.00	USD	3,240	(44,520)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
TKO Group Holdings, Inc.	204	04/17/25	USD	165.00	USD	3,117	$ (33,150)
Visa, Inc., Class A	320	04/17/25	USD	352.50	USD	11,215	(200,000)
Wells Fargo & Co.	421	04/17/25	USD	85.00	USD	3,022	(3,789)
Wells Fargo & Co.	568	04/17/25	USD	80.00	USD	4,078	(18,176)
Advanced Micro Devices, Inc.	353	04/25/25	USD	113.00	USD	3,627	(44,301)
Amazon.com, Inc.	331	04/25/25	USD	205.00	USD	6,298	(55,608)
Boston Scientific Corp.	368	04/25/25	USD	101.00	USD	3,712	(123,280)
Cardinal Health, Inc.	197	04/25/25	USD	129.00	USD	2,714	(185,180)
Cardinal Health, Inc.	177	04/25/25	USD	132.00	USD	2,439	(117,705)
Eli Lilly & Co.	73	04/25/25	USD	870.00	USD	6,029	(93,987)
Howmet Aerospace, Inc.	280	04/25/25	USD	133.00	USD	3,632	(81,900)
Marvell Technology, Inc.	112	04/25/25	USD	79.00	USD	690	(3,192)
NVIDIA Corp.	200	04/25/25	USD	125.00	USD	2,168	(14,900)
S&P Global, Inc.	122	04/25/25	USD	500.00	USD	6,199	(217,160)
Visa, Inc., Class A	320	04/25/25	USD	345.00	USD	11,215	(393,600)
Wells Fargo & Co.	78	04/25/25	USD	75.00	USD	560	(11,739)
Western Digital Corp.	439	04/25/25	USD	48.00	USD	1,775	(26,560)
Applovin Corp., Class A	136	05/02/25	USD	355.00	USD	3,604	(46,920)
Broadcom, Inc.	5	05/02/25	USD	210.00	USD	84	(255)
Hess Corp.	444	05/02/25	USD	162.50	USD	7,092	(122,100)
Humana, Inc.	120	05/02/25	USD	300.00	USD	3,175	(138,000)
Meta Platforms, Inc., Class A	197	05/02/25	USD	625.00	USD	11,354	(266,442)
Microsoft Corp.	143	05/02/25	USD	410.00	USD	5,368	(38,181)
NVIDIA Corp.	272	05/02/25	USD	127.00	USD	2,948	(25,024)
Spotify Technology SA	75	05/02/25	USD	630.00	USD	4,125	(102,375)
Wells Fargo & Co.	53	05/02/25	USD	74.00	USD	380	(11,210)
Western Digital Corp.	322	05/02/25	USD	47.00	USD	1,302	(34,776)
Cardinal Health, Inc.	587	05/09/25	USD	137.00	USD	8,087	(343,395)
NVIDIA Corp.	330	05/09/25	USD	122.00	USD	3,577	(67,650)
Advanced Micro Devices, Inc.	94	05/16/25	USD	110.00	USD	966	(41,360)
Air Products and Chemicals, Inc.	284	05/16/25	USD	300.50	USD	8,376	(231,749)
Amazon.com, Inc.	647	05/16/25	USD	215.00	USD	12,310	(145,251)
Applovin Corp., Class A	136	05/16/25	USD	380.00	USD	3,604	(107,440)
Broadcom, Inc.	343	05/16/25	USD	200.00	USD	5,743	(65,170)
Cardinal Health, Inc.	7	05/16/25	USD	140.00	USD	96	(3,010)
Ciena Corp.	1,590	05/16/25	USD	70.50	USD	9,608	(223,338)
Elevance Health, Inc.	152	05/16/25	USD	440.00	USD	6,611	(291,840)
Howmet Aerospace, Inc.	554	05/16/25	USD	140.00	USD	7,187	(224,370)
Intercontinental Exchange, Inc.	549	05/16/25	USD	173.25	USD	9,470	(273,953)
Meta Platforms, Inc., Class A	172	05/16/25	USD	670.00	USD	9,913	(120,830)
Microsoft Corp.	300	05/16/25	USD	410.00	USD	11,262	(107,250)
Mr. Cooper Group, Inc.	609	05/16/25	USD	110.00	USD	7,284	(864,780)
NVIDIA Corp.	215	05/16/25	USD	130.00	USD	2,330	(26,768)
S&P Global, Inc.	222	05/16/25	USD	530.00	USD	11,280	(180,930)
SS&C Technologies Holdings, Inc.	795	05/16/25	USD	88.25	USD	6,641	(181,698)
SS&C Technologies Holdings, Inc.	165	05/16/25	USD	83.00	USD	1,378	(70,301)
Wells Fargo & Co.	989	05/16/25	USD	77.50	USD	7,100	(123,130)
Western Digital Corp.	100	05/16/25	USD	50.00	USD	404	(5,800)
Cardinal Health, Inc.	135	06/20/25	USD	140.00	USD	1,860	(77,625)
							$ (8,687,141)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Intercontinental Exchange, Inc.	Bank of America N.A.	6,600	04/29/25	USD	174.20	USD	1,139	$ (20,177)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	14,900	05/08/25	EUR	616.09	EUR	8,533	(135,485)
								$ (155,662)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 25,181,242	$ —	$ —	$ 25,181,242
Banks	27,773,828	—	—	27,773,828
Broadline Retail	60,237,077	—	—	60,237,077
Building Products	25,399,036	—	—	25,399,036
Capital Markets	65,061,309	—	—	65,061,309
Chemicals	30,994,027	—	—	30,994,027
Communications Equipment	26,179,968	—	—	26,179,968
Entertainment	32,344,674	—	—	32,344,674
Financial Services	73,138,026	—	—	73,138,026
Health Care Equipment & Supplies	28,406,497	—	—	28,406,497
Health Care Providers & Services	74,336,798	—	—	74,336,798
Interactive Media & Services	73,967,873	—	—	73,967,873
Oil, Gas & Consumable Fuels	30,545,059	—	—	30,545,059
Pharmaceuticals	20,502,390	—	—	20,502,390
Professional Services	29,179,034	—	—	29,179,034
Semiconductors & Semiconductor Equipment	91,832,634	—	—	91,832,634
Software	79,144,004	—	—	79,144,004
Technology Hardware, Storage & Peripherals	8,702,638	—	—	8,702,638
Textiles, Apparel & Luxury Goods	—	16,785,534	—	16,785,534
Short-Term Securities
Money Market Funds	8,438,390	—	—	8,438,390
	$811,364,504	$16,785,534	$—	$828,150,038
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (7,479,841)	$ (1,362,962)	$ —	$ (8,842,803)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
S&P	Standard & Poor’s
Schedule of Investments